Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivable	$ 105,661	$ 49,474
Allowance for credit losses	(3,687)	(1,721)	$ (6,442)
Accounts receivables, net	$ 101,974	$ 47,753